Intangible assets, net - Future Amortization Expenses (Detail) € in Millions	Dec. 31, 2023 EUR (€)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	€ 124.9
2025	122.8
2026	117.5
2027	114.3
2028	93.3
Thereafter	168.9
Total	€ 741.7